Equity-Based Compensation (Details) - Schedule of weighted average grant date fair value under the plan - Stock Options [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Equity-Based Compensation (Details) - Schedule of weighted average grant date fair value under the plan [Line Items]
Units nonvested, Beginning Balance	482,000	810,000
Weighted-Average Grant-Date Fair Value, Beginning Balance
Units granted	4,844,000
Weighted-Average Grant-Date Fair Value, Units granted	$ 1.27
Units vested	5,011,000
Weighted-Average Grant-Date Fair Value, Units vested	$ 1.27
Units vested		229,000
Weighted-Average Grant-Date Fair Value, Units vested
Units nonvested, Ending Balance	303,000	482,000
Weighted-Average Grant-Date Fair Value, Ending Balance	$ 1.27
B-4 Restricted Common Units [Member]
Equity-Based Compensation (Details) - Schedule of weighted average grant date fair value under the plan [Line Items]
Units granted	4,484,000
Weighted-Average Grant-Date Fair Value, Units granted	$ 1.28
Units vested	4,315,000
Weighted-Average Grant-Date Fair Value, Units vested	$ 1.28
Units nonvested, Ending Balance	169,000
Weighted-Average Grant-Date Fair Value, Ending Balance	$ 1.28